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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number: ______
        This Amendment (Check only one): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Lake Capital, LLC
Address: 2450 Colorado Avenue
         Suite 100 East Tower
         Santa Monica, CA 90404

Form 13F File Number: 28-12388

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Selmo
Title: Chief Executive Officer
Phone: 310 - 633 - 2328

Signature, Place, and Date of Signing:

Brian Selmo       Santa Monica, CA         November 13, 2007
----------- -----------------------------  -----------------
[Signature]         [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         41
Form 13F Information Table Value Total:    210,958
                                        (thousands)

List of Other Included Managers: NONE

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Eagle Lake Capital, LLC
13F Filing Data
For The Quarter Ended September 30, 2007

                                                                                       VOTING AUTHORITY
                  TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER     CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------    -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
99 CENTS ONLY
  STORES            COM    65440K106   5,408    526,600 SH          SOLE               526,600
AMERICAN INTL
  GROUP INC         COM    026874107  12,255    181,150 SH          SOLE               181,150
BERKSHIRE
  HATHAWAY INC
  DEL               CL A   084670108   7,940         67 SH          SOLE                    67
BOULDER TOTAL
  RETURN FD INC     COM    101541100     379     17,950 SH          SOLE                17,950
BURLINGTON
  NORTHN SANTA
  FE                COM    12189T104   4,059     50,000 SH          SOLE                50,000
CBS CORP NEW        CL B   124857202   3,924    124,570 SH          SOLE               124,570
CBS CORP NEW        CL B   124857202     418        360 SH  CALL    SOLE                   360
CHARTER FINL
  CORP WEST PT
  GA                COM    16122M100   1,965     36,380 SH          SOLE                36,380
CIRCUIT CITY
  STORES INC        COM    172737108     704     88,990 SH          SOLE                88,990
CIT GROUP INC       COM    125581108   9,593    238,620 SH          SOLE               238,620
COVIDIEN LTD        COM    G2552X108   4,759    114,680 SH          SOLE               114,680
DIRECTV GROUP
  INC               COM    25459L106     775      1,337 SH  PUT     SOLE                 1,337
GAP INC DEL         COM    364760108   3,132    169,833 SH          SOLE               169,833
GAP INC DEL         COM    364760108   1,466      1,745 SH  CALL    SOLE                 1,745
GYRODYNE CO
  AMER INC          COM    403820103   1,550     29,509 SH          SOLE                29,509
HOME DEPOT INC      COM    437076102   9,757    300,786 SH          SOLE               300,786
IAC                 COM
  INTERACTIVECORP   NEW    44919P300     697        677 SH  PUT     SOLE                   677
INTERPUBLIC
  GROUP COS INC     COM    460690100   5,022    483,800 SH          SOLE               483,800
INTERPUBLIC
  GROUP COS INC     COM    460690100     141        671 SH  PUT     SOLE                   671
INTERPUBLIC
  GROUP COS INC     COM    460690100     464      2,060 SH  PUT     SOLE                 2,060
JOHNSON &
  JOHNSON           COM    478160104   8,220    125,120 SH          SOLE               125,120
JP MORGAN
  CHASE & CO        COM    46625H100   7,452    162,630 SH          SOLE               162,630
LIBERTY MEDIA       CAP
  HLDG CORP         COM
                    SER
                    A      53071M302   7,977     63,902 SH          SOLE                63,902
LIBERTY MEDIA       INT
  HLDG CORP         COM
                    SER
                    A      53071M104  12,170    633,501 SH          SOLE               633,501
MARSHALL &
  ILSLEY CORP       COM    571834100  13,823    315,816 SH          SOLE               315,816
MI DEVS INC         CL A
                    SUB
                    VTG    55304X104  10,344    312,400 SH          SOLE               312,400
MICROSOFT CORP      COM    594918104   5,728    194,430 SH          SOLE               194,430
MOTOROLA INC        COM    620076109  11,308    610,280 SH          SOLE               610,280
NIKE INC            CL B   654106103   2,899     49,420 SH          SOLE                49,420
OFFICE DEPOT INC    COM    676220106  10,637    515,850 SH          SOLE               515,850
ORIGEN FINL INC     COM    68619E208   1,718    283,888 SH          SOLE               283,888
PHH CORP            COM
                    NEW    693320202  15,585    593,040 SH          SOLE               593,040
TOLL BROTHERS
  INC               COM    889478103     340        642 SH  PUT     SOLE                   642
TYCO
  ELECTRONICS       COM
  LTD               NEW    G9144P105   4,063    114,680 SH          SOLE               114,680
TYCO INTL LTD
  BERMUDA           SHS    G9143X208  10,697    241,243 SH          SOLE               241,243
VIACOM INC NEW      CL B   92553P201   5,843    149,946 SH          SOLE               149,946
VIACOM INC NEW      CL B   92553P201   1,231        810 SH  CALL    SOLE                   810
VIACOM INC NEW      CL B   92553P201     244        235 SH  CALL    SOLE                   235
WAL MART
  STORES INC        COM    931142103   4,896      2,057 SH  CALL    SOLE                 2,057
WAL MART
  STORES INC        COM    931142103     193        100 SH  CALL    SOLE                   100
WAL MART
  STORES INC        COM    931142103   1,184     27,125 SH          SOLE                27,125

TOTAL                                210,958  6,766,900                              6,766,900
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